Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
December 31, 2024
RRS-NPRT1-0325
1.825846.119
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
UNITED STATES - 0.6%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(f)	132,475	1
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (b)	85,000	81,532
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	83,703	69,204
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	181,546	168,812
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	100,000	93,290
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (b)	100,000	96,811
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (b)	100,000	95,103
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (b)	250,000	246,550
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (b)	221,000	218,905
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (b)	201,000	201,875
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (b)	336,000	336,362
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (b)	53,000	51,372
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	121,000	118,348
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8971% 5/17/2039 (b)(c)(d)	500,000	492,995
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (b)	238,000	233,492
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (b)	295,000	290,323
TOTAL UNITED STATES		2,794,975
TOTAL ASSET-BACKED SECURITIES (Cost $3,427,694)		2,794,975

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Walker & Dunlop Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.707% 12/16/2028 (c)(d)(g) (Cost $4,842)	4,850	4,855

Commercial Mortgage Securities - 4.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.4%
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.2625% 9/15/2038 (b)(c)(d)	106,000	87,091
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)	264,000	126,841
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	134,000	112,201
BANK Series 2021-BN38 Class C, 3.2177% 12/15/2064 (d)	554,000	434,078
BANK Series 2022-BNK41 Class C, 3.79% 4/15/2065 (d)	567,000	454,237
BANK Series 2022-BNK42 Class C, 4.7227% 6/15/2055 (d)	500,000	441,100
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	180,000	126,919
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (b)	141,000	93,307
BANK Series 2022-BNK44 Class A5, 5.7443% 11/15/2055 (d)	100,000	103,320
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6007% 4/15/2053 (d)	500,000	402,964
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	178,000	159,472
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	750,000	609,286
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	163,000	107,365
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	63,000	59,481
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2931% 9/15/2048 (b)(d)(e)	417,000	167,511
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	100,000	94,755
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	250,000	156,299
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.088% 11/15/2041 (b)(c)(d)	84,000	83,999
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)	84,000	62,518
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (b)(d)	105,000	73,997
BMO Mortgage Trust Series 2023-C5 Class B, 6.4749% 6/15/2056 (d)	250,000	261,822
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	100,000	99,599
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(d)	56,000	53,035
BX Commercial Mortgage Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	789,000	671,886
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.7305% 12/15/2038 (b)(c)(d)	199,502	198,753
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.4576% 10/15/2036 (b)(c)(d)	198,000	195,171
BX Commercial Mortgage Trust Series 2021-SOAR Class F, CME Term SOFR 1 month Index + 2.4645%, 6.8625% 6/15/2038 (b)(c)(d)	419,957	420,220
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.2625% 6/15/2038 (b)(c)(d)	526,043	521,477
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.3138% 5/15/2038 (b)(c)(d)	233,100	232,226
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.4638% 5/15/2038 (b)(c)(d)	140,700	140,027
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9034% 11/13/2046 (b)(d)	100,000	100,034
BX Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	284,000	252,731
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.5115% 1/15/2034 (b)(c)(d)	235,200	233,332
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.4115% 1/15/2034 (b)(c)(d)	119,000	117,402
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.9116% 9/15/2036 (b)(c)(d)	100,000	99,813
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.3616% 9/15/2036 (b)(c)(d)	105,000	104,357
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.7471% 1/15/2039 (b)(c)(d)	100,000	99,677
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5971% 1/15/2039 (b)(c)(d)	100,000	99,678
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6961% 1/15/2039 (b)(c)(d)	157,000	155,196
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.5495% 11/15/2041 (b)(c)(d)	57,313	57,278
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.548% 11/15/2041 (b)(c)(d)	193,550	193,193
BX Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2865% 7/15/2029 (b)(c)(d)	200,000	200,875
BX Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.335% 7/15/2029 (b)(c)(d)	500,000	499,764
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (b)(d)	250,000	248,485
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	150,000	133,342
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	232,000	209,620
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	56,000	46,342
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/2053	1,000,000	791,665
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2856% 8/15/2041 (b)(c)(d)	200,000	199,750
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.8284% 6/15/2034 (b)(c)(e)	80,000	29,892
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (d)	750,000	674,755
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1795% 11/15/2038 (b)(c)(d)	478,443	478,443
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.1274% 11/15/2038 (b)(c)(d)	209,756	207,224
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	200,000	199,872
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1501% 8/10/2044 (b)(d)(e)	63,000	13,669
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	42,000	126
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (b)(d)	200,000	197,799
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	900,000	863,723
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	163,000	155,091
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (b)	100,000	93,762
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	54,000	51,817
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.5249% 2/15/2046 (b)(d)	200,000	90,079
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	151,000	84,029
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.7125% 4/15/2038 (b)(c)(d)	210,000	210,263
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	100,000	96,433
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.4645% 8/15/2038 (b)(c)(d)	99,185	97,832
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.1124% 4/15/2038 (b)(c)(d)	80,000	80,050
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.7124% 4/15/2038 (b)(c)(d)	160,000	158,661
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.2625% 7/15/2038 (b)(c)(d)	105,000	104,607
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.4625% 7/15/2038 (b)(c)(d)	100,000	99,331
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.6563% 1/15/2027 (b)(c)(d)	91,161	90,820
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	148,096	146,320
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4732% 6/15/2044 (b)(d)(f)	5,137,354	18,173
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9422% 7/15/2049 (b)(d)	112,000	98,323
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	231,000	205,811
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	542,000	460,703
Morgan Stanley Capital I Trust Series 2021-L5 Class C, 3.156% 5/15/2054	513,000	411,699
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	162,000	150,343
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6828% 5/15/2056 (d)	250,000	264,169
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(d)	224,000	221,726
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0808% 11/15/2040 (b)(c)(d)	200,000	200,987
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 6.9105% 10/15/2036 (b)(c)(d)	202,800	201,786
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 7.8585% 10/15/2036 (b)(c)(d)	60,450	59,562
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 7.1125% 7/15/2038 (b)(c)(d)(e)	100,000	74,945
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.8625% 7/15/2038 (b)(c)(d)(e)	100,000	65,668
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	350,000	278,950
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 6.8308% 12/15/2037 (b)(c)(d)	112,697	112,860
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	136,077	138,679
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	158,000	163,344
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.6403% 11/15/2034 (b)(c)(d)	100,000	99,958
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.8885% 11/15/2034 (b)(c)(d)	100,000	99,952
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	150,000	122,247
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9971% 10/15/2041 (b)(c)(d)	112,000	112,971
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7773% 10/15/2038 (b)(c)(d)	198,000	194,787
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4854% 11/15/2038 (b)(c)(d)	120,565	120,645
SREIT Trust Series 2021-MFP2 Class F, CME Term SOFR 1 month Index + 2.7327%, 7.1297% 11/15/2036 (b)(c)(d)	100,000	100,063
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.427% 11/15/2036 (b)(c)(d)	128,000	125,937
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.1276% 10/15/2034 (b)(c)(d)	164,000	163,197
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.063% 11/15/2036 (b)(c)(d)	100,000	98,263
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.712% 11/15/2036 (b)(c)(d)	42,000	41,166
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (b)	535,000	404,336
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class B, 3.375% 8/15/2052	785,000	686,679
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	100,000	82,621
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0633% 3/15/2045 (b)(d)	220,000	146,916
WFCM Series 2022-C62 Class C, 4.3515% 4/15/2055 (d)	500,000	411,193
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (b)	294,000	188,869
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	140,000	124,773
TOTAL UNITED STATES		21,270,390
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,157,372)		21,270,390

Common Stocks - 14.7%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Champion Iron Ltd (Canada)	403,600	1,454,414
IperionX Ltd (h)	29,874	101,698

TOTAL AUSTRALIA		1,556,112
AUSTRIA - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	12	179
BRAZIL - 0.8%
Materials - 0.8%
Metals & Mining - 0.7%
Sigma Lithium Corp (United States) (h)	35,345	396,571
Wheaton Precious Metals Corp	45,530	2,562,755
		2,959,326
Paper & Forest Products - 0.1%
Suzano SA	65,480	654,816
TOTAL BRAZIL		3,614,142
CANADA - 3.3%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd	58,760	1,814,163
Cenovus Energy Inc	161,030	2,441,020
MEG Energy Corp	48,960	803,823
South Bow Corp	72,262	1,705,191
		6,764,197
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	620	44,869
Materials - 1.9%
Chemicals - 0.2%
Nutrien Ltd	26,450	1,183,529
Metals & Mining - 1.3%
Alamos Gold Inc Class A	41,540	766,385
Algoma Steel Group Inc (United States)	141,398	1,382,873
Franco-Nevada Corp	8,120	954,211
Teck Resources Ltd Class B	61,560	2,495,891
		5,599,360
Paper & Forest Products - 0.4%
Interfor Corp (h)	83,280	972,744
West Fraser Timber Co Ltd	12,930	1,120,339
		2,093,083
TOTAL MATERIALS		8,875,972

TOTAL CANADA		15,685,038
CHINA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (h)	150,201	54,150
FINLAND - 0.5%
Materials - 0.5%
Paper & Forest Products - 0.5%
Stora Enso Oyj R Shares	77,770	782,680
UPM-Kymmene Oyj	62,670	1,723,400

TOTAL FINLAND		2,506,080
INDIA - 0.2%
Materials - 0.2%
Construction Materials - 0.1%
UltraTech Cement Ltd	3,200	427,245
Metals & Mining - 0.1%
Tata Steel Ltd	395,400	637,813
TOTAL INDIA		1,065,058
JAPAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Sumitomo Metal Mining Co Ltd	7,410	168,940
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	668	116,893
NETHERLANDS - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCI NV	10,500	117,629
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
DOF Group ASA A Shares (h)	176,000	1,306,464
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	5,500	30,254
TOTAL NORWAY		1,336,718
SOUTH AFRICA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglo American Platinum Ltd	10,813	326,161
Anglo American PLC	40,480	1,196,879
Impala Platinum Holdings Ltd (h)	57,080	266,874
Northam Platinum Holdings Ltd	236,060	1,227,029

TOTAL SOUTH AFRICA		3,016,943
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(i)	2,871	90,685
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aena SME SA (b)(i)	1,767	361,310
TOTAL SPAIN		451,995
SWEDEN - 0.2%
Materials - 0.2%
Containers & Packaging - 0.0%
Billerud Aktiebolag	23,040	211,161
Paper & Forest Products - 0.2%
Svenska Cellulosa AB SCA B Shares (j)	62,760	796,707
TOTAL SWEDEN		1,007,868
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	458	90,450
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (h)	21,842	25,020
UNITED KINGDOM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.0%
SSE PLC	1,500	30,066
Multi-Utilities - 0.1%
National Grid PLC	17,891	212,550
TOTAL UNITED KINGDOM		242,616
UNITED STATES - 7.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	505	111,469
Consumer Staples - 1.3%
Food Products - 1.3%
Archer-Daniels-Midland Co	59,940	3,028,170
JBS S/A	360,340	2,117,297
JM Smucker Co	3,170	349,080
Lamb Weston Holdings Inc	9,140	610,826
Tyson Foods Inc Class A	5,370	308,453
		6,413,826
Energy - 4.8%
Energy Equipment & Services - 0.7%
Archrock Inc	21,980	547,082
Kodiak Gas Services Inc	64,676	2,640,721
		3,187,803
Oil, Gas & Consumable Fuels - 4.1%
Alliance Resource Partners LP	45,590	1,198,561
Antero Resources Corp (h)	83,451	2,924,958
Cheniere Energy Inc	1,564	336,057
CONSOL Energy Inc	10,600	1,130,808
Energy Transfer LP	143,298	2,807,208
Exxon Mobil Corp	36,410	3,916,625
Kinder Morgan Inc	5,741	157,303
Mach Natural Resources LP	46,580	800,244
Peabody Energy Corp	20,300	425,082
Plains GP Holdings LP Class A	64,990	1,194,516
Shell PLC	117,466	3,661,533
Targa Resources Corp	1,436	256,326
Williams Cos Inc/The	6,575	355,839
		19,165,060
TOTAL ENERGY		22,352,863

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares (United States)	4,345	193,526
Republic Services Inc	703	141,430
Waste Connections Inc (United States)	745	127,827
		462,783
Construction & Engineering - 0.0%
Centuri Holdings Inc (j)	6,600	127,446
Ferrovial SE	1,505	63,294
Quanta Services Inc	224	70,795
		261,535
Electrical Equipment - 0.1%
Eaton Corp PLC	442	146,687
GE Vernova Inc	180	59,207
GrafTech International Ltd (h)	46,660	80,722
		286,616
Ground Transportation - 0.1%
CSX Corp	1,187	38,304
Norfolk Southern Corp	567	133,075
Union Pacific Corp	493	112,424
		283,803
Machinery - 0.0%
Caterpillar Inc	100	36,276
Deere & Co	100	42,370
Dover Corp	96	18,009
Westinghouse Air Brake Technologies Corp	212	40,193
		136,848
TOTAL INDUSTRIALS		1,431,585

Information Technology - 0.1%
Communications Equipment - 0.0%
Lumentum Holdings Inc (h)	982	82,439
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (h)	460	43,575
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices Inc (h)	278	33,580
Broadcom Inc	380	88,099
Marvell Technology Inc	1,104	121,937
		243,616
TOTAL INFORMATION TECHNOLOGY		369,630

Materials - 1.0%
Chemicals - 0.4%
CF Industries Holdings Inc	4,500	383,940
Corteva Inc	22,420	1,277,043
FMC Corp	4,810	233,814
		1,894,797
Containers & Packaging - 0.2%
International Paper Co	700	37,674
Smurfit WestRock PLC (United Kingdom)	16,280	879,641
		917,315
Metals & Mining - 0.4%
Arch Resources Inc Class A	8,625	1,218,023
Reliance Inc	3,490	939,717
		2,157,740
TOTAL MATERIALS		4,969,852

Real Estate - 0.1%
Health Care REITs - 0.1%
Ventas Inc	2,314	136,271
Welltower Inc	1,290	162,579
		298,850
Industrial REITs - 0.0%
Prologis Inc	370	39,109
Specialized REITs - 0.0%
American Tower Corp	484	88,770
Equinix Inc	165	155,577
		244,347
TOTAL REAL ESTATE		582,306

Utilities - 0.3%
Electric Utilities - 0.2%
Constellation Energy Corp	549	122,817
Entergy Corp	1,379	104,556
Evergy Inc	514	31,636
NextEra Energy Inc	4,488	321,745
PG&E Corp	12,157	245,328
Southern Co/The	3,144	258,814
		1,084,896
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	3,936	50,656
Vistra Corp	795	109,607
		160,263
Multi-Utilities - 0.1%
Ameren Corp	710	63,289
Sempra	3,551	311,494
		374,783
TOTAL UTILITIES		1,619,942

TOTAL UNITED STATES		37,851,473
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (h)	141,325	1,821,804
TOTAL COMMON STOCKS (Cost $64,920,643)		70,729,108

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (c)(d)	17,400	442,134
Chimera Investment Corp CME Term SOFR 3 month Index + 5.5995%, 10.9014% (c)(d)	5,000	123,150
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	11,587	286,662
Rithm Capital Corp 3 month U.S. LIBOR + 5.64%, 7.125% (c)(d)	6,200	157,170
Rithm Capital Corp 3 month U.S. LIBOR + 5.802%, 7.5% (c)(d)	14,700	375,291
		1,384,407
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
Braemar Hotels & Resorts Inc 5.5%	2,700	37,071
RLJ Lodging Trust 1.95%	400	9,824
		46,895
TOTAL UNITED STATES		1,431,302
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,158,082)		1,431,302

Domestic Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (k)	810,360	71,246,818
Fidelity Real Estate Equity Central Fund (k)	313,998	42,615,790
TOTAL DOMESTIC EQUITY FUNDS (Cost $128,007,195)		113,862,608

Fixed-Income Funds - 25.1%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (k) (Cost $120,865,696)	1,227,101	120,550,382

Non-Convertible Corporate Bonds - 4.0%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (b)	250,000	279,574
UNITED STATES - 3.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	350,000	314,770
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	395,000	353,583
Hyatt Hotels Corp 5.5% 6/30/2034	100,000	99,304
Times Square Hotel Trust 8.528% 8/1/2026 (b)	114,509	115,011
		882,668
Household Durables - 0.0%
LGI Homes Inc 4% 7/15/2029 (b)	170,000	152,142
Tri Pointe Homes Inc 5.25% 6/1/2027	100,000	98,225
		250,367
TOTAL CONSUMER DISCRETIONARY		1,133,035

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/2031	250,000	214,489
Real Estate - 3.7%
Diversified REITs - 1.0%
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032	250,000	214,126
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	500,000	457,332
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	992,751
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	100,000	98,395
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	100,000	99,804
Safehold GL Holdings LLC 6.1% 4/1/2034	500,000	508,687
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	105,000	92,190
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	235,000	250,576
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	195,000	176,936
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	500,000	478,918
VICI Properties LP 5.125% 5/15/2032	1,250,000	1,217,097
		4,586,812
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	915,000	655,643
Omega Healthcare Investors Inc 3.375% 2/1/2031	500,000	443,435
Omega Healthcare Investors Inc 4.5% 4/1/2027	83,000	81,937
Ventas Realty LP 4.75% 11/15/2030	250,000	244,470
		1,425,485
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	40,000	40,584
Industrial REITs - 0.0%
Prologis LP 5% 3/15/2034	250,000	244,165
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	150,000	143,548
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	285,000	285,259
Extra Space Storage LP 2.35% 3/15/2032	500,000	408,479
		837,286
Residential REITs - 0.9%
American Homes 4 Rent LP 2.375% 7/15/2031	750,000	627,495
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	893,942
Invitation Homes Operating Partnership LP 2% 8/15/2031	750,000	608,536
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	922,296
Sun Communities Operating LP 2.7% 7/15/2031	1,000,000	840,811
Sun Communities Operating LP 4.2% 4/15/2032	4,000	3,652
Sun Communities Operating LP 5.7% 1/15/2033	250,000	249,000
		4,145,732
Retail REITs - 0.4%
Agree LP 5.625% 6/15/2034	3,000	3,008
Brixmor Operating Partnership LP 4.05% 7/1/2030	350,000	330,890
CBL & Associates LP 5.95% (e)(l)	132,000	0
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	500,000	500,573
Realty Income Corp 4% 7/15/2029	250,000	240,420
Realty Income Corp 5.125% 2/15/2034	250,000	244,987
Simon Property Group LP 4.75% 9/26/2034	500,000	473,729
		1,793,607
Specialized REITs - 0.9%
American Tower Corp 4.05% 3/15/2032	750,000	695,660
American Tower Corp 5.55% 7/15/2033	250,000	251,859
Crown Castle Inc 2.25% 1/15/2031	1,250,000	1,050,434
Crown Castle Inc 2.5% 7/15/2031	500,000	421,084
Crown Castle Inc 3.8% 2/15/2028	100,000	96,224
EPR Properties 3.6% 11/15/2031	250,000	218,736
EPR Properties 4.95% 4/15/2028	250,000	245,732
Equinix Inc 3.9% 4/15/2032	250,000	230,264
Public Storage Operating Co 5.1% 8/1/2033	500,000	497,764
SBA Communications Corp 3.125% 2/1/2029	500,000	451,318
Weyerhaeuser Co 4% 4/15/2030	250,000	236,908
		4,395,983
TOTAL REAL ESTATE		17,469,654

TOTAL UNITED STATES		18,817,178
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $19,753,610)		19,096,752

Non-Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
UNITED STATES - 2.2%
Financials - 1.0%
Capital Markets - 0.2%
DigitalBridge Group Inc 7.125%	12,830	319,724
DigitalBridge Group Inc 7.125%	12,600	312,479
DigitalBridge Group Inc 7.15%	13,800	336,996
		969,199
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp 6.125% (d)	7,000	172,480
AGNC Investment Corp 7.75% (d)	16,000	412,000
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	14,200	365,508
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	23,000	585,120
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.989%, 0% (c)(d)	8,600	221,364
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	8,800	226,688
Arbor Realty Trust Inc 6.25% (d)	13,000	297,050
Arbor Realty Trust Inc 6.375%	1,500	27,645
ARMOUR Residential REIT Inc 7%	1,000	21,420
Chimera Investment Corp Series C, 7.75% (d)	7,500	172,425
Dynex Capital Inc Series C, 6.9% (d)	23,400	597,870
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	2,000	49,820
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, 0% (c)(d)	4,200	96,810
Pennymac Mortgage Investment Trust 6.75%	1,300	24,531
Pennymac Mortgage Investment Trust 8.125% (d)	2,000	46,560
Rithm Capital Corp 6.375% (d)	10,300	252,968
Rithm Capital Corp 7% (d)	2,700	64,152
Two Harbors Investment Corp 7.625% (d)	6,320	146,750
Two Harbors Investment Corp 8.125% (d)	6,938	170,953
		3,952,114
TOTAL FINANCIALS		4,921,313

Real Estate - 1.2%
Diversified REITs - 0.3%
Armada Hoffler Properties Inc 6.75%	6,000	137,880
CTO Realty Growth Inc 6.375%	1,000	22,870
Gladstone Commercial Corp 6.625%	3,600	81,324
Gladstone Commercial Corp Series G, 6%	18,200	373,100
Global Net Lease Inc 6.875%	2,200	46,838
Global Net Lease Inc 7.25%	9,300	213,342
Global Net Lease Inc 7.375%	10,000	225,000
Global Net Lease Inc 7.5%	16,700	390,947
		1,491,301
Health Care REITs - 0.0%
Global Medical REIT Inc 7.5%	2,100	53,424
National Healthcare Properties Inc Series A, 7.375%	4,200	62,077
National Healthcare Properties Inc Series B, 7.125%	2,000	29,496
		144,997
Hotel & Resort REITs - 0.5%
Ashford Hospitality Trust Inc 7.5%	400	5,000
Ashford Hospitality Trust Inc 7.5%	1,200	16,164
DiamondRock Hospitality Co 8.25%	11,337	289,774
Pebblebrook Hotel Trust 6.3%	10,273	208,953
Pebblebrook Hotel Trust 6.375%	8,700	173,304
Pebblebrook Hotel Trust 6.375%	17,200	338,496
Pebblebrook Hotel Trust Series H, 5.7%	10,600	195,994
Sotherly Hotels Inc 7.875%	1,700	29,047
Summit Hotel Properties Inc Series E, 6.25%	6,800	138,924
Summit Hotel Properties Inc Series F, 5.875%	4,000	80,840
Sunstone Hotel Investors Inc Series H, 6.125%	3,500	77,000
Sunstone Hotel Investors Inc Series I, 5.7%	9,600	206,112
		1,759,608
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.625%	4,400	97,152
Rexford Industrial Realty Inc 5.875%	1,200	28,020
		125,172
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75%	18,100	248,694
Vornado Realty Trust Series L, 5.4%	1,000	17,430
		266,124
Residential REITs - 0.0%
American Homes 4 Rent 5.875%	5,200	123,240
UMH Properties Inc 6.375%	3,900	88,335
		211,575
Retail REITs - 0.2%
Agree Realty Corp 4.25%	1,500	27,585
Cedar Realty Trust Inc 7.25%	1,673	25,095
Kimco Realty Corp 5.125%	11,600	239,424
Kimco Realty Corp 5.25%	16,500	347,325
Regency Centers Corp 5.875%	2,000	44,960
Regency Centers Corp 6.25%	4,500	103,995
Saul Centers Inc 6.125%	1,300	27,767
		816,151
Specialized REITs - 0.1%
Digital Realty Trust Inc 5.2%	12,700	268,859
Digital Realty Trust Inc 5.25%	5,800	130,268
National Storage Affiliates Trust 6%	200	4,264
Public Storage Operating Co 4%	1,200	20,268
Public Storage Operating Co 4%	2,300	38,755
Public Storage Operating Co 5.05%	6,000	129,540
Public Storage Operating Co 5.15%	3,200	70,816
Public Storage Operating Co Series MM, 4.125%	1,000	17,830
		680,600
TOTAL REAL ESTATE		5,495,528

TOTAL UNITED STATES		10,416,841
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $10,837,123)		10,416,841

U.S. Treasury Obligations - 23.8%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.41 to 2.20	1,244,000	831,054
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.44	2,240,000	1,379,821
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.53 to 2.23	1,417,000	1,426,423
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.44 to 2.42	177,000	189,608
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.38 to 2.67	1,390,000	1,351,356
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.39 to 2.20	723,000	684,595
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.28 to 2.46	413,000	414,787
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.38 to 0.98	889,000	838,545
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 1.67	1,790,000	1,637,888
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.50 to 1.54	2,290,000	2,582,993
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.17	1,370,000	1,166,299
US Treasury Bonds Inflation-Indexed 2% 1/15/2026	2.06	460,000	731,694
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.60 to 1.00	794,000	1,119,699
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.54 to 0.85	865,000	1,207,079
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.07	1,110,000	1,057,695
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.82 to 2.47	601,000	949,877
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.54 to 1.74	619,000	926,284
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.05 to 1.87	500,000	962,787
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.61 to 1.92	890,000	1,823,427
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.19 to 2.04	3,463,000	3,860,080
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 1.66	2,940,000	3,165,171
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.90 to 2.47	3,630,000	3,584,614
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.93 to 0.80	1,925,000	2,162,251
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.98 to 0.26	2,657,000	3,121,856
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.13	4,210,000	4,512,141
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-2.05 to 1.16	2,087,000	2,684,488
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.29 to 2.17	2,942,000	3,265,775
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 1.99	3,666,000	3,802,076
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.43 to 1.85	3,663,000	4,187,726
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.87 to 1.53	3,903,000	4,946,086
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.79 to 1.88	1,899,000	2,365,260
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.98	5,017,000	6,138,859
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	-2.01 to 2.52	3,102,000	4,064,520
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.97	3,450,000	3,351,270
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.44 to 1.83	3,436,000	4,151,052
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.49 to 1.72	2,203,000	2,630,078
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.28	4,450,000	4,339,212
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.27	2,120,000	2,174,172
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	3,680,000	3,579,417
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.84	1,340,000	1,419,582
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.77 to 1.99	2,092,000	2,064,031
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	4,550,000	4,480,725
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 1.92	4,510,000	4,397,366
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.87 to 2.29	4,305,000	4,399,854
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.67 to 2.43	3,750,000	3,925,383
TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,010,971)			114,054,956

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.36	4,553,521	4,554,432
Fidelity Securities Lending Cash Central Fund (n)(o)	4.35	672,546	672,613
TOTAL MONEY MARKET FUNDS (Cost $5,227,045)			5,227,045

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $499,370,273)	479,439,214
NET OTHER ASSETS (LIABILITIES) - 0.1%	585,723
NET ASSETS - 100.0%	480,024,937

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,657,913 or 4.1% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Non-income producing
(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $451,995 or 0.1% of net assets.

(j)	Security or a portion of the security is on loan at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Non-income producing - Security is in default.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,375,200	26,319,237	29,140,005	62,742	-	-	4,554,432	4,553,521	0.0%
Fidelity Commodity Strategy Central Fund	74,313,297	2,633,046	3,198,294	2,218,772	(45,606)	(2,455,625)	71,246,818	810,360	30.9%
Fidelity Floating Rate Central Fund	126,007,599	3,394,012	9,390,405	2,893,458	(90,031)	629,207	120,550,382	1,227,101	7.6%
Fidelity Real Estate Equity Central Fund	46,489,288	3,412,730	4,445,046	517,049	481,810	(3,322,992)	42,615,790	313,998	4.3%
Fidelity Securities Lending Cash Central Fund	966,947	235,087	529,421	392	-	-	672,613	672,546	0.0%
Total	255,152,331	35,994,112	46,703,171	5,692,413	346,173	(5,149,410)	239,640,035	7,577,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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